Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	SEI ASSET ALLOCATION TRUST
Central Index Key	0001003632
Amendment Flag	false
Document Creation Date	Jul. 29, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Jul. 31, 2014
Class A Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SNSAX
Class A Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS A
Risk/Return:
Trading Symbol	STDAX
Class A Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SVSAX
Class A Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS A
Risk/Return:
Trading Symbol	SMGAX
Class A Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SMOAX
Class A Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS A
Risk/Return:
Trading Symbol	SXMAX
Class A Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SSGAX
Class A Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SISAX
Class A Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SOKAX
Class A Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS A
Risk/Return:
Trading Symbol	SKTAX
Class A Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SRWAX
Class A Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS A
Risk/Return:
Trading Symbol	SGOAX
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SNSAX
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Risk/Return:
Trading Symbol	SSTDX
Class D Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Risk/Return:
Trading Symbol	SMSDX
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Risk/Return:
Trading Symbol	SASDX
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS A
Risk/Return:
Trading Symbol	SOKAX
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Risk/Return:
Trading Symbol	SMKDX
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Risk/Return:
Trading Symbol	SEDIX
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Risk/Return:
Trading Symbol	SICIX
Class I Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Risk/Return:
Trading Symbol	SMSIX
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Risk/Return:
Trading Symbol	SEAIX
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Risk/Return:
Trading Symbol	SCMSX
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Risk/Return:
Trading Symbol	SMGSX